FINANCIAL RISK MANAGEMENT - Schedule of liquidity risk (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 2,680,996	$ 3,488,274
Promissory note payable	14,186,667	21,200,000	$ 30,000,000
Convertible promissory note	2,437,465	2,380,106	1,845,830
Long-term debt	543,330	$ 620,336	$ 0
Lease liabilities	10,129,072
Total	29,977,530
Within 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	2,680,996
Promissory note payable	6,080,000
Convertible promissory note	2,437,465
Long-term debt	81,044
Lease liabilities	437,857
Total	11,717,362
1 - 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Promissory note payable	8,106,667
Convertible promissory note	0
Long-term debt	123,210
Lease liabilities	2,863,867
Total	11,093,744
Greater than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Promissory note payable	0
Convertible promissory note	0
Long-term debt	339,076
Lease liabilities	6,827,348
Total	$ 7,166,424